Fair Value Measurements - Schedule of Changes in Fair Value of Private Placement Derivative Warrant Liabilities (Details) - USD ($)	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative warrant liabilities Beginning balance		$ 16,905,000		$ 16,905,000
Change in fair value of derivative warrant liabilities	$ 14,671,670		$ 1,121,670	13,980,000
Derivative warrant liabilities Ending balance	30,885,000		16,905,000	30,885,000
Fair Value, Inputs, Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative warrant liabilities Beginning balance		16,905,000		16,905,000
Derivative warrant liabilities Ending balance			16,905,000
Private Placement | Common Stock Warrant [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative warrant liabilities Beginning balance	7,853,330	16,905,000		16,905,000
Transfer of Public Warrants to Level 1		(8,690,000)
Change in fair value of derivative warrant liabilities	8,731,670	(361,670)	1,121,670
Derivative warrant liabilities Ending balance		$ 7,853,330	$ 16,905,000
Private Placement | Common Stock Warrant [Member] | Fair Value, Inputs, Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative warrant liabilities Ending balance	$ 16,585,000			$ 16,585,000